UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

            BlackRock China A Opportunities Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

              East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock China A Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.7%

China — 99.7%
5I5J Holding Group Co. Ltd., Class A	10,200	$6,562
AECC Aero-Engine Control Co. Ltd., Class A	14,300	26,012
AECC Aviation Power Co. Ltd., Class A	7,500	24,686
Aier Eye Hospital Group Co. Ltd., Class A	5,000	20,358
Air China Ltd., Class A	2,400	2,966
Angang Steel Co. Ltd., Class A	23,000	17,917
Anhui Conch Cement Co. Ltd., Class A	45,400	221,062
Anhui Expressway Co. Ltd., Class A	12,700	10,582
Anhui Yingjia Distillery Co. Ltd., Class A	67,200	145,404
Avic Capital Co. Ltd., Class A	105,119	68,491
AVIC Jonhon OptronicTechnology Co. Ltd., Class A	19,700	103,678
AVIC Shenyang Aircraft Co. Ltd., Class A(a)	6,000	26,461
Bank of Communications Co. Ltd., Class A	306,100	286,422
Bank of Hangzhou Co. Ltd., Class A	186,900	217,541
Bank of Jiangsu Co. Ltd., Class A	28,900	26,838
Bank of Ningbo Co. Ltd., Class A	25,900	67,700
Bank of Shanghai Co. Ltd., Class A	125,000	215,394
Baoshan Iron & Steel Co. Ltd., Class A	69,600	73,216
Beijing Shiji Information Technology Co. Ltd., Class A	7,700	32,141
Beijing Shunxin Agriculture Co. Ltd., Class A	2,100	12,544
Beijing SL Pharmaceutical Co. Ltd., Class A	11,600	41,947
Beijing Thunisoft Corp. Ltd., Class A	22,100	48,170
Beijing Ultrapower Software Co. Ltd., Class A	15,300	6,980
Bluefocus Intelligent Communications Group Co. Ltd., Class A	36,672	20,876
By-health Co. Ltd., Class A	14,600	37,526
Changjiang Publishing & Media Co. Ltd., Class A	31,900	30,641
Changjiang Securities Co. Ltd., Class A	69,900	55,665
China Everbright Bank Co. Ltd., Class A	400,000	244,874
China International Marine Containers Group Co. Ltd., Class A	38,700	64,620
China International Travel Service Corp. Ltd., Class A	11,400	93,236
China Merchants Bank Co. Ltd., Class A	103,400	454,215
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	27,400	33,749
China Merchants Securities Co. Ltd., Class A	22,500	48,522
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	24,600	71,152
China Pacific Insurance Group Co. Ltd., Class A	23,600	109,218
China Petroleum & Chemical Corp., Class A	207,900	178,095
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	62,400	101,518
China Shenhua Energy Co. Ltd., Class A	51,200	152,349
China Union Holdings Ltd., Class A	154,900	126,523
China United Network Communications Ltd., Class A	100	79
China Vanke Co. Ltd., Class A	52,400	218,293
Chinese Universe Publishing and Media Group Co. Ltd., Class A	22,400	42,791
Chow Tai Seng Jewellery Co. Ltd., Class A	1,700	7,202
CMST Development Co. Ltd., Class A	10,600	8,001
COFCO Property Group Co. Ltd., Class A	8,100	5,983
COFCO Tunhe Sugar Co. Ltd., Class A	158,400	163,839

Security	Shares	Value

China (continued)
Daqin Railway Co. Ltd., Class A	85,600	$109,390
DHC Software Co. Ltd., Class A	48,800	47,184
Dongfang Electric Corp. Ltd., Class A(a)	129,900	179,825
Fangda Special Steel Technology Co. Ltd., Class A	54,800	88,877
Focused Photonics Hangzhou, Inc., Class A	900	3,153
Foshan Haitian Flavouring & Food Co. Ltd., Class A	7,700	83,288
Foshan Nationstar Optoelectronics Co. Ltd., Class A	5,500	8,379
Foxconn Industrial Internet Co. Ltd., Class A(a)	26,500	45,423
Fujian Longking Co. Ltd., Class A	19,900	32,954
Fujian Star-net Communication Co. Ltd., Class A	37,300	97,459
Gemdale Corp., Class A	43,800	71,983
GF Securities Co. Ltd., Class A	5,500	10,454
Grandblue Environment Co. Ltd., Class A	31,500	65,287
Gree Electric Appliances, Inc. of Zhuhai, Class A	47,377	295,999
Greenland Holdings Corp. Ltd., Class A	49,700	47,778
Guangzhou Restaurant Group Co. Ltd., Class A	2,300	9,589
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	10,000	91,659
Guizhou Panjiang Refined Coal Co. Ltd., Class A	14,600	10,595
Guizhou Space Appliance Co. Ltd., Class A	2,700	10,031
Guotai Junan Securities Co. Ltd., Class A	39,800	99,921
Hangzhou Hangyang Co. Ltd., Class A	1,400	2,019
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,400	15,335
Hengtong Optic-electric Co. Ltd., Class A	2,500	6,507
Hesteel Co. Ltd., Class A	134,700	61,831
Huadong Medicine Co. Ltd., Class A	11,500	45,733
Huatai Securities Co. Ltd., Class A	26,600	76,402
Huaxin Cement Co. Ltd., Class A	12,200	32,953
Huayu Automotive Systems Co. Ltd., Class A	16,100	48,738
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,800	49,047
Iflytek Co. Ltd., Class A	8,472	34,710
Industrial & Commercial Bank of China Ltd., Class A	1,900	1,610
Industrial Bank Co. Ltd., Class A	122,100	300,115
Jafron Biomedical Co. Ltd., Class A	5,300	31,402
Jiangsu Financial Leasing Co. Ltd., Class A	17,700	14,616
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	2,900	4,004
Jiangsu Wuzhong Industrial Co., Class A	7,100	5,984
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	6,500	92,102
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	68,000	63,454
Jiangxi Wannianqing Cement Co. Ltd., Class A	14,200	23,655
Jiayou International Logistics Co. Ltd., Class A	3,700	20,212
Jinke Properties Group Co. Ltd., Class A	40,900	34,962
Jinneng Science&Technology Co. Ltd., Class A	800	1,477
Jointo Energy Investment Co. Ltd. Hebei, Class A	53,500	47,146
Joyoung Co. Ltd., Class A	18,400	46,373
Juneyao Airlines Co. Ltd., Class A	39,700	71,950
Kweichow Moutai Co. Ltd., Class A	1,200	123,878
Lingyuan Iron & Steel Co. Ltd., Class A	3,000	1,239
Livzon Pharmaceutical Group, Inc., Class A	9,500	38,599
Luxshare Precision Industry Co. Ltd., Class A	11,700	28,811
Luzhou Laojiao Co. Ltd., Class A	32,200	206,019
Maanshan Iron & Steel Co. Ltd., Class A	100	54
Metallurgical Corp. of China Ltd., Class A	392,900	171,391
New China Life Insurance Co. Ltd., Class A	8,400	53,069
Northeast Securities Co. Ltd., Class A	163,600	162,590
O-film Tech Co. Ltd., Class A	19,700	29,708

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock China A Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class A	66,800	$632,122
Qiaqia Food Co. Ltd., Class A	1,100	3,218
Rainbow Department Store Co. Ltd., Class A	46,200	79,120
Red Star Macalline Group Corp. Ltd., Class A	15,900	26,382
RiseSun Real Estate Development Co. Ltd., Class A	118,100	162,653
Sansteel Minguang Co. Ltd. Fujian, Class A	1,200	2,546
Sany Heavy Industry Co. Ltd., Class A	170,200	232,735
SDIC Power Holdings Co. Ltd., Class A	64,100	77,842
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	20,200	37,412
Shandong Shanda WIT Science & Tech Co. Ltd., Class A	11,600	25,753
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	9,300	32,418
Shanghai M&G Stationery, Inc., Class A	1,200	5,396
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	87,500	210,671
Shanghai Tunnel Engineering Co. Ltd., Class A	82,300	79,242
Shennan Circuits Co. Ltd., Class A	100	1,407
Shenzhen Kaifa Technology Co. Ltd., Class A	170,300	148,556
Shenzhen Kinwong Electronic Co. Ltd., Class A	7,300	53,695
Shenzhen Sinovatio Technology Co. Ltd., Class A	400	5,204
Shenzhen Sunlord Electronics Co. Ltd., Class A	15,600	35,436
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	17,700	34,760
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	24,400	78,182
Sieyuan Electric Co. Ltd., Class A	14,000	20,921
Sinopec Shanghai Petrochemical Co. Ltd., Class A	93,900	72,371
Songcheng Performance Development Co. Ltd., Class A	22,900	66,823
SooChow Securities Co. Ltd., Class A	141,300	148,726
Sunflower Pharmaceutical Group Co. Ltd., Class A	29,102	61,467
Sunwoda Electronic Co. Ltd., Class A	41,200	59,417
Suzhou Keda Technology Co. Ltd., Class A	21,600	62,023
Taiji Computer Corp. Ltd., Class A	3,800	12,801
Tian Di Science & Technology Co. Ltd., Class A	63,700	32,183
Tongkun Group Co. Ltd., Class A	24,500	39,105
Tsingtao Brewery Co. Ltd., Class A	17,500	98,812
Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,300	33,489
Venustech Group, Inc., Class A	19,800	65,324
Wanxiang Qianchao Co. Ltd., Class A	46,200	36,560
Weichai Power Co. Ltd., Class A	73,898	97,996
Weifu High-Technology Group Co. Ltd., Class A	39,217	110,966
Xiamen C & D, Inc., Class A	12,300	14,147
Xiamen Comfort Science & Technology Group Co. Ltd., Class A	26,700	60,906
Xiangpiaopiao Food Co. Ltd., Class A	1,200	3,505
Xinjiang Zhongtai Chemical Co. Ltd., Class A	53,000	56,920
Xinxing Ductile Iron Pipes Co. Ltd., Class A	153,800	98,813
Xinyu Iron & Steel Co. Ltd., Class A	60,700	49,364
Yonyou Network Technology Co. Ltd., Class A	19,900	72,025
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	3,900	4,926
Zhejiang Semir Garment Co. Ltd., Class A	9,400	13,262
Zhejiang Supor Co. Ltd., Class A	6,600	52,279
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	254,300	141,460

Security	Shares	Value

China (continued)
ZTE Corp., Class A(a)	6,500	$19,753

		10,900,056

Total Common Stocks — 99.7% (Cost: $10,029,783)		10,900,056

Total Long-Term Investments — 99.7% (Cost: $10,029,783)		10,900,056

Short-Term Securities — 0.0%(b)(c)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%	1	1

Total Short-Term Securities — 0.0% (Cost: $1)		1

Total Investments — 99.7% (Cost: $10,029,784)		10,900,057

Other Assets Less Liabilities — 0.3%		34,189

Net Assets — 100.0%		$10,934,246

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/28/18 (a)	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1	1	$1	$5,230	$—	$—

(a)	Commencement of operations.
(b)	Includes net capital gain distributions, if applicable.

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock China A Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks:
China	$89,840	$10,810,216	$—	$10,900,056
Short-Term Securities	1	—	—	1

	$89,841	$10,810,216	$—	$10,900,057

During the period ended January 31, 2019, there were no transfers between levels.

3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date:	March 22, 2019